Annual Total Returns- DWS International Growth VIP (Class B) [BarChart] - Class B - DWS International Growth VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.67%)	18.16%	21.62%	(0.15%)	(1.55%)	3.38%	25.26%	(16.92%)	30.84%	22.29%